Distribution Date:	08/17/26	Benchmark 2024-V9 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2024-V9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Mortgage Loan Detail (Part 1)	13-14		Attention: Executive Vice President – Division Head		NoticeAdmin@midlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Special Servicer	3650 REIT Loan Servicing LLC
Historical Detail	18		Attention: General Counsel		compliance@3650REIT.com;
					specialservicing@3650REIT.com
Delinquency Loan Detail	19		2977 McFarlane Road, Suite 300 | Miami, FL 33133 | United States
Collateral Stratification and Historical Detail	20	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	21	Representations Reviewer
			Attention: Benchmark 2024-V9 – Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 2	22
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	23
		Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Bond / Collateral Loss Reconciliation Detail	25				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26
		Directing Holder	3650 Real Estate Investment Trust 2 LLC
Supplemental Notes	27
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	081919AL6	4.849420%	1,595,000.00	997,700.41	23,940.28	4,031.89	0.00	0.00	27,972.17	973,760.13	30.02%	30.00%
A-3	081919AN2	5.601900%	622,886,000.00	622,886,000.00	0.00	2,907,787.57	0.00	0.00	2,907,787.57	622,886,000.00	30.02%	30.00%
A-S	081919AS1	6.064120%	98,133,000.00	98,133,000.00	0.00	495,908.57	0.00	0.00	495,908.57	98,133,000.00	19.01%	19.00%
B	081919AT9	6.465690%	43,490,000.00	43,490,000.00	0.00	234,327.38	0.00	0.00	234,327.38	43,490,000.00	14.13%	14.13%
C	081919AU6	6.453310%	32,338,000.00	32,338,000.00	0.00	173,905.95	0.00	0.00	173,905.95	32,338,000.00	10.51%	10.50%
D	081919AV4	4.500000%	14,454,000.00	14,454,000.00	0.00	54,202.50	0.00	0.00	54,202.50	14,454,000.00	8.89%	8.88%
E-RR	081919AB8	6.926128%	13,424,000.00	13,424,000.00	0.00	77,480.28	0.00	0.00	77,480.28	13,424,000.00	7.38%	7.38%
F-RR	081919AD4	6.926128%	17,844,000.00	17,844,000.00	0.00	102,991.52	0.00	0.00	102,991.52	17,844,000.00	5.38%	5.38%
G-RR	081919AF9	6.926128%	10,037,000.00	10,037,000.00	0.00	57,931.28	0.00	0.00	57,931.28	10,037,000.00	4.25%	4.25%
J-RR	081919AH5	6.926128%	37,915,230.00	37,915,230.00	0.00	218,883.02	0.00	0.00	218,883.02	37,915,230.00	0.00%	0.00%
R	081919AJ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			892,116,230.00	891,518,930.41	23,940.28	4,327,449.96	0.00	0.00	4,351,390.24	891,494,990.13

X-A	081919AP7	1.262445%	722,614,000.00	722,016,700.41	0.00	759,588.41	0.00	0.00	759,588.41	721,992,760.13
X-B	081919AQ5	0.465717%	75,828,000.00	75,828,000.00	0.00	29,428.67	0.00	0.00	29,428.67	75,828,000.00
X-D	081919AR3	2.426128%	14,454,000.00	14,454,000.00	0.00	29,222.71	0.00	0.00	29,222.71	14,454,000.00
Notional SubTotal			812,896,000.00	812,298,700.41	0.00	818,239.79	0.00	0.00	818,239.79	812,274,760.13

Deal Distribution Total					23,940.28	5,145,689.75	0.00	0.00	5,169,630.03

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	081919AL6	625.51749843	15.00957994	2.52783072	0.00000000	0.00000000	0.00000000	0.00000000	17.53741066	610.50791850
A-3	081919AN2	1,000.00000000	0.00000000	4.66825000	0.00000000	0.00000000	0.00000000	0.00000000	4.66825000	1,000.00000000
A-S	081919AS1	1,000.00000000	0.00000000	5.05343330	0.00000000	0.00000000	0.00000000	0.00000000	5.05343330	1,000.00000000
B	081919AT9	1,000.00000000	0.00000000	5.38807496	0.00000000	0.00000000	0.00000000	0.00000000	5.38807496	1,000.00000000
C	081919AU6	1,000.00000000	0.00000000	5.37775836	0.00000000	0.00000000	0.00000000	0.00000000	5.37775836	1,000.00000000
D	081919AV4	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E-RR	081919AB8	1,000.00000000	0.00000000	5.77177294	0.00000000	0.00000000	0.00000000	0.00000000	5.77177294	1,000.00000000
F-RR	081919AD4	1,000.00000000	0.00000000	5.77177315	0.00000000	0.00000000	0.00000000	0.00000000	5.77177315	1,000.00000000
G-RR	081919AF9	1,000.00000000	0.00000000	5.77177244	0.00000000	0.00000000	0.00000000	0.00000000	5.77177244	1,000.00000000
J-RR	081919AH5	1,000.00000000	0.00000000	5.77295773	(0.00118475)	0.14486263	0.00000000	0.00000000	5.77295773	1,000.00000000
R	081919AJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	081919AP7	999.17341819	0.00000000	1.05116758	0.00000000	0.00000000	0.00000000	0.00000000	1.05116758	999.14028808
X-B	081919AQ5	1,000.00000000	0.00000000	0.38809767	0.00000000	0.00000000	0.00000000	0.00000000	0.38809767	1,000.00000000
X-D	081919AR3	1,000.00000000	0.00000000	2.02177321	0.00000000	0.00000000	0.00000000	0.00000000	2.02177321	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	4,031.89	0.00	4,031.89	0.00	0.00	0.00	4,031.89	0.00
A-3	07/01/26 - 07/30/26	30	0.00	2,907,787.57	0.00	2,907,787.57	0.00	0.00	0.00	2,907,787.57	0.00
X-A	07/01/26 - 07/30/26	30	0.00	759,588.41	0.00	759,588.41	0.00	0.00	0.00	759,588.41	0.00
X-B	07/01/26 - 07/30/26	30	0.00	29,428.67	0.00	29,428.67	0.00	0.00	0.00	29,428.67	0.00
X-D	07/01/26 - 07/30/26	30	0.00	29,222.71	0.00	29,222.71	0.00	0.00	0.00	29,222.71	0.00
A-S	07/01/26 - 07/30/26	30	0.00	495,908.57	0.00	495,908.57	0.00	0.00	0.00	495,908.57	0.00
B	07/01/26 - 07/30/26	30	0.00	234,327.38	0.00	234,327.38	0.00	0.00	0.00	234,327.38	0.00
C	07/01/26 - 07/30/26	30	0.00	173,905.95	0.00	173,905.95	0.00	0.00	0.00	173,905.95	0.00
D	07/01/26 - 07/30/26	30	0.00	54,202.50	0.00	54,202.50	0.00	0.00	0.00	54,202.50	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	77,480.28	0.00	77,480.28	0.00	0.00	0.00	77,480.28	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	102,991.52	0.00	102,991.52	0.00	0.00	0.00	102,991.52	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	57,931.28	0.00	57,931.28	0.00	0.00	0.00	57,931.28	0.00
J-RR	07/01/26 - 07/30/26	30	5,505.64	218,838.10	0.00	218,838.10	(44.92)	0.00	0.00	218,883.02	5,492.50
Totals			5,505.64	5,145,644.83	0.00	5,145,644.83	(44.92)	0.00	0.00	5,145,689.75	5,492.50

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	5,169,630.03
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,158,447.18	Master Servicing Fee	3,001.15
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,853.54
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	383.85
ARD Interest	0.00	Operating Advisor Fee	1,348.84
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	214.96
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,158,447.18	Total Fees	12,802.33

Principal		Expenses/Reimbursements
Scheduled Principal	23,940.28	Reimbursement for Interest on Advances	(44.92)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	23,940.28	Total Expenses/Reimbursements	(44.92)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,145,689.75
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	23,940.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,169,630.03
Total Funds Collected	5,182,387.46	Total Funds Distributed	5,182,387.44

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	891,518,930.41	891,518,930.41	Beginning Certificate Balance	891,518,930.41
(-) Scheduled Principal Collections	23,940.28	23,940.28	(-) Principal Distributions	23,940.28
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	891,494,990.13	891,494,990.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	891,518,930.41	891,518,930.41	Ending Certificate Balance	891,494,990.13
Ending Actual Collateral Balance	891,494,990.13	891,494,990.13

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.93%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$19,999,999 or less	14	137,239,480.31	15.39%	37	6.8917	1.566376	1.40 or less	18	481,619,480.31	54.02%	36	6.7136	1.211310
$20,000,000 to $29,999,999	10	238,255,509.82	26.73%	35	6.8164	1.836044	1.41 to 1.60	2	36,600,000.00	4.11%	35	6.6314	1.458033
$30,000,000 to $49,999,999	7	268,500,000.00	30.12%	36	6.7867	1.466220	1.61 to 2.00	7	193,125,509.82	21.66%	36	6.4375	1.744144
$50,000,000 to $79,999,999	4	247,500,000.00	27.76%	35	6.4574	1.376263	2.01 or greater	8	180,150,000.00	20.21%	35	7.0549	2.293245
$80,000,000.00 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	35	891,494,990.13	100.00%	36	6.7194	1.555501
Totals	35	891,494,990.13	100.00%	36	6.7194	1.555501
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	3	25,460,000.00	2.86%	35	6.9737	2.070471	Wyoming	1	4,700,000.00	0.53%	35	5.7100	1.770000
Colorado	1	7,430,000.00	0.83%	35	5.7100	1.770000	Totals	74	891,494,990.13	100.00%	36	6.7194	1.555501
Delaware	2	33,500,000.00	3.76%	40	6.8418	1.294478
									Property Type³
Florida	2	27,300,000.00	3.06%	36	6.6740	1.148535
Georgia	5	49,959,480.31	5.60%	36	6.5315	1.403305		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	1	23,000,000.00	2.58%	35	6.7800	0.970000		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	5,000,000.00	0.56%	35	6.5660	1.130000	Industrial	6	106,200,000.00	11.91%	35	6.8099	1.304463
Iowa	2	2,800,000.00	0.31%	35	5.7100	1.770000	Lodging	6	77,439,480.31	8.69%	36	7.2229	1.949247
Louisiana	1	9,500,000.00	1.07%	36	7.9520	1.980000	Mixed Use	8	112,678,000.00	12.64%	36	6.5360	1.216037
Maine	2	4,440,000.00	0.50%	35	5.7100	1.770000	Mobile Home Park	18	67,490,000.00	7.57%	35	5.7100	1.770000
Michigan	5	44,130,000.00	4.95%	35	6.9559	1.346592	Multi-Family	12	213,333,000.00	23.93%	36	6.5458	1.321976
Minnesota	3	4,350,000.00	0.49%	35	5.7100	1.770000	Office	3	66,000,000.00	7.40%	38	6.9094	1.652879
Mississippi	5	21,540,000.00	2.42%	35	6.5296	1.157187	Retail	7	223,144,509.82	25.03%	35	7.0972	1.832278
Nevada	1	45,000,000.00	5.05%	36	6.7000	1.250000	Self Storage	14	25,210,000.00	2.83%	35	5.9404	1.617878
New York	13	140,000,000.00	15.70%	36	6.7828	1.257214	Totals	74	891,494,990.13	100.00%	36	6.7194	1.555501
North Carolina	1	20,200,000.00	2.27%	36	7.1300	2.170000
Ohio	1	23,200,000.00	2.60%	33	7.0400	2.320000
Oklahoma	1	25,000,000.00	2.80%	35	6.4000	1.420000
Oregon	1	6,130,000.00	0.69%	35	5.7100	1.770000
Pennsylvania	3	77,500,000.00	8.69%	36	6.1453	1.313161
South Carolina	5	52,190,000.00	5.85%	36	7.0424	1.969879
South Dakota	1	8,480,000.00	0.95%	35	5.7100	1.770000
Tennessee	4	35,490,000.00	3.98%	35	6.6597	1.059941
Texas	7	138,195,509.82	15.50%	35	6.8087	2.075613
Virginia	1	57,000,000.00	6.39%	36	7.1000	1.680000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	6.000% or less	4	123,000,000.00	13.80%	37	5.7524	1.635366	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.001% to 6.500%	6	155,900,000.00	17.49%	36	6.2878	1.248724	13 months or greater	35	891,494,990.13	100.00%	36	6.7194	1.555501
	6.501% to 7.000%	10	279,055,509.82	31.30%	35	6.8111	1.567640	Totals	35	891,494,990.13	100.00%	36	6.7194	1.555501
	7.001% to 7.500%	13	315,770,000.00	35.42%	36	7.1574	1.661401
	7.501% or greater	2	17,769,480.31	1.99%	36	7.9743	1.621661
	Totals	35	891,494,990.13	100.00%	36	6.7194	1.555501
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	34	886,494,990.13	99.44%	35	6.7300	1.553614	Interest Only	33	858,720,000.00	96.32%	36	6.7043	1.556417
60 months to 92 months		1	5,000,000.00	0.56%	69	4.8400	1.890000	358 or less	2	32,774,990.13	3.68%	36	7.1147	1.531506
	93 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 or more	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	891,494,990.13	100.00%	36	6.7194	1.555501	Totals	35	891,494,990.13	100.00%	36	6.7194	1.555501
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	35	891,494,990.13	100.00%	36	6.7194	1.555501			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	891,494,990.13	100.00%	36	6.7194	1.555501
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-1	30530315	RT	Frisco	TX	Actual/360	6.999%	150,672.92	0.00	0.00	N/A	07/01/29	--	25,000,000.00	25,000,000.00	08/01/26
1A-1-4	30530318				Actual/360	6.999%	241,076.67	0.00	0.00	N/A	07/01/29	--	40,000,000.00	40,000,000.00	08/01/26
1A-1-5	30530319				Actual/360	6.999%	144,646.00	0.00	0.00	N/A	07/01/29	--	24,000,000.00	24,000,000.00	08/01/26
2A-1	30510940	Various Various		Various	Actual/360	5.710%	319,601.39	0.00	0.00	N/A	07/06/29	--	65,000,000.00	65,000,000.00	08/06/26
2A-2	30510941				Actual/360	5.710%	98,338.89	0.00	0.00	N/A	07/06/29	--	20,000,000.00	20,000,000.00	08/06/26
3	30510939	Various Various		Various	Actual/360	6.780%	437,875.00	0.00	0.00	N/A	07/06/29	--	75,000,000.00	75,000,000.00	08/06/26
4	30511002	OF	Stafford	VA	Actual/360	7.100%	348,491.67	0.00	0.00	N/A	08/06/29	--	57,000,000.00	57,000,000.00	08/06/26
5	30510980	MU	NY	NY	Actual/360	6.215%	270,266.18	0.00	0.00	N/A	08/06/29	08/05/29	50,500,000.00	50,500,000.00	08/06/26
6	30511032	MU	Las Vegas	NV	Actual/360	6.700%	259,625.00	0.00	0.00	N/A	08/01/29	--	45,000,000.00	45,000,000.00	08/01/26
7	30511030	MF	Bethlehem	PA	Actual/360	6.253%	239,611.49	0.00	0.00	N/A	08/06/29	--	44,500,000.00	44,500,000.00	08/06/26
8	30511031	RT	Webster	NY	Actual/360	7.335%	271,598.75	0.00	0.00	N/A	08/06/29	--	43,000,000.00	43,000,000.00	08/06/26
9	30510841	MF	Allendale	MI	Actual/360	7.200%	204,600.00	0.00	0.00	N/A	07/05/29	--	33,000,000.00	33,000,000.00	08/05/26
10	30511000	MF	Philadelphia	PA	Actual/360	6.000%	170,500.00	0.00	0.00	N/A	08/05/29	--	33,000,000.00	33,000,000.00	08/05/26
11	30511027	Various Various		NY	Actual/360	7.050%	182,125.00	0.00	0.00	N/A	08/06/29	--	30,000,000.00	30,000,000.00	08/06/26
12	30510948	RT	Milford	DE	Actual/360	7.193%	176,528.21	0.00	0.00	N/A	07/06/29	--	28,500,000.00	28,500,000.00	08/06/26
13	30530325	MF	Savannah	GA	Actual/360	6.582%	143,679.58	0.00	0.00	N/A	08/06/29	--	25,350,000.00	25,350,000.00	08/06/26
14A-5	30322621	RT	Friendswood	TX	Actual/360	6.816%	143,944.30	19,303.53	0.00	N/A	08/01/29	--	24,524,813.35	24,505,509.82	08/01/26
15	30322622	MF	Tulsa	OK	Actual/360	6.400%	137,777.78	0.00	0.00	N/A	07/06/29	--	25,000,000.00	25,000,000.00	08/06/26
16A-2-A	30510652	IN	Columbus	OH	Actual/360	7.040%	140,643.56	0.00	0.00	N/A	05/05/29	--	23,200,000.00	23,200,000.00	08/05/26
17	30530311	RT	Spanish Fort	AL	Actual/360	7.140%	138,337.50	0.00	0.00	N/A	07/06/29	--	22,500,000.00	22,500,000.00	08/06/26
18	30511116	LO	Charlotte	NC	Actual/360	7.130%	124,022.39	0.00	0.00	N/A	08/06/29	--	20,200,000.00	20,200,000.00	08/06/26
19	30510994	MF	Gainesville	FL	Actual/360	6.340%	97,724.06	0.00	0.00	N/A	08/06/29	--	17,900,000.00	17,900,000.00	08/06/26
20	30510996	MF	El Paso	TX	Actual/360	6.425%	77,456.94	0.00	0.00	N/A	08/05/29	--	14,000,000.00	14,000,000.00	08/05/26
21	30511118	LO	Mount Pleasant	SC	Actual/360	7.130%	80,614.55	0.00	0.00	N/A	08/06/29	--	13,130,000.00	13,130,000.00	08/06/26
22	30511117	LO	North Charleston	SC	Actual/360	7.130%	74,413.43	0.00	0.00	N/A	08/06/29	--	12,120,000.00	12,120,000.00	08/06/26
23	30511115	LO	Lexington	SC	Actual/360	7.130%	74,413.43	0.00	0.00	N/A	08/06/29	--	12,120,000.00	12,120,000.00	08/06/26
24	30510936	IN	Brooklyn	NY	Actual/360	6.542%	67,600.67	0.00	0.00	N/A	07/06/29	--	12,000,000.00	12,000,000.00	08/06/26
25	30511119	LO	Orangeburg	SC	Actual/360	7.130%	71,220.78	0.00	0.00	N/A	08/06/29	--	11,600,000.00	11,600,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	30511017	MF	New Orleans	LA	Actual/360	7.952%	65,051.78	0.00	0.00	N/A	08/06/29	--	9,500,000.00	9,500,000.00	08/06/26
27	30511019	RT	Miami	FL	Actual/360	7.310%	59,170.39	0.00	0.00	N/A	08/06/29	--	9,400,000.00	9,400,000.00	08/06/26
28	30510916	LO	Fairburn	GA	Actual/360	8.000%	56,999.47	4,636.75	0.00	N/A	07/06/29	--	8,274,117.06	8,269,480.31	08/06/26
29A-1-3	30511137	OF	Wilmington	DE	Actual/360	4.840%	20,838.89	0.00	0.00	N/A	05/05/32	--	5,000,000.00	5,000,000.00	08/05/26
30	30511001	MF	Brooklyn	NY	Actual/360	6.740%	26,117.50	0.00	0.00	N/A	08/06/29	--	4,500,000.00	4,500,000.00	08/06/26
31	30510995	SS	Jackson	MI	Actual/360	6.180%	21,286.67	0.00	0.00	N/A	08/06/29	--	4,000,000.00	4,000,000.00	08/06/26
32	30510931	SS	Brownstown Charter MI		Actual/360	6.772%	21,576.34	0.00	0.00	N/A	07/06/29	--	3,700,000.00	3,700,000.00	08/06/26
Totals							5,158,447.18	23,940.28	0.00				891,518,930.41	891,494,990.13
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-1	44,449,057.76	11,021,134.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-4	44,449,057.76	11,021,134.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-5	44,449,057.76	11,021,134.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	9,761,541.90	2,241,940.32	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2	9,761,541.90	2,241,940.32	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,893,613.30	1,365,773.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,311,205.73	7,381,772.12	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,798,498.12	3,644,640.44	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,122,085.98	1,018,775.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,655,491.31	3,910,817.33	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,378,143.88	1,099,519.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,845,769.23	3,305,020.10	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,594,659.60	2,550,752.10	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,054,892.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,556,280.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,134,068.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A-5	28,850,358.00	7,200,562.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,403,781.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A-2-A	12,541,293.99	2,742,145.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,456,169.70	3,953,553.19	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,338,099.89	3,531,700.32	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,281,836.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,116,607.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,984,886.72	2,360,145.48	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,798,971.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,197,288.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,063,806.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,689,021.59	1,439,661.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,542,114.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	885,431.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	994,848.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29A-1-3	8,069,780.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	399,327.42	398,753.42	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	340,189.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	313,052.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	271,481,832.25	83,450,875.43				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.719372%	6.702695%	36
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.719380%	6.702704%	37
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.719392%	6.702716%	38
05/15/26	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.719401%	6.702725%	39
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.719412%	6.702736%	40
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.719421%	6.702745%	41
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.719439%	6.702763%	42
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.719447%	6.702771%	43
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.719455%	6.702779%	44
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.719467%	6.702790%	45
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.719475%	6.702799%	46
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.719486%	6.702810%	47
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		886,494,990	886,494,990	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		5,000,000	5,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	891,494,990	891,494,990	0	0	0	0
Jul-26	891,518,930	891,518,930	0	0	0	0
Jun-26	891,549,175	891,549,175	0	0	0	0
May-26	891,572,788	861,572,788	30,000,000	0	0	0
Apr-26	891,602,717	891,602,717	0	0	0	0
Mar-26	891,626,006	891,626,006	0	0	0	0
Feb-26	891,668,570	891,668,570	0	0	0	0
Jan-26	891,691,461	891,691,461	0	0	0	0
Dec-25	891,714,214	891,714,214	0	0	0	0
Nov-25	891,743,316	891,743,316	0	0	0	0
Oct-25	891,765,755	891,765,755	0	0	0	0
Sep-25	891,794,556	891,794,556	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	30510841	0.00	7.20000%	0.00	7.20000%	8	12/31/24	12/31/24	02/26/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(44.92)	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(44.92)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			(44.92)

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the “U.S. Risk Retention Special Notices” tab for the Benchmark 2024-V9 Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor’s compliance with certain specified provisions of the Credit Risk Retention Rules. Investors should refer to the Certificate Administrator’s website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27